UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2006
                        -----------
Date of reporting period: 9/30/2005
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS, LLC
Financial Statements
(Unaudited)
Period from April 1, 2005 to September 30, 2005

                 Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements
                                   (Unaudited)





                 Period from April 1, 2005 to September 30, 2005




                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets.... 1

Schedule of Investments.............................................. 2

Statement of Operations.............................................. 3

Statements of Changes in Members' Equity - Net Assets................ 4

Statement of Cash Flows.............................................. 5

Notes to Financial Statements........................................ 6



           The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

           A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

           Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                                  Excelsior Directional Hedge Fund of Funds, LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $212,976,530) $263,834,396
Investments in Investment Funds made in advance                      10,500,000
Cash and cash equivalents                                             3,362,375
Receivable for interests in Investment Fund sold                        422,774
Other assets                                                             25,564
--------------------------------------------------------------------------------

Total Assets                                                       $278,145,109
--------------------------------------------------------------------------------

LIABILITIES

Members' Interests received in advance                                8,820,000
Bank note payable                                                     3,400,000
Bank note facility fee and interest payable                              24,000
Repurchase of members' Interests payable                              1,284,926
Due to Adviser                                                          961,325
Professional fees payable                                                90,881
Board of Managers' fees payable                                           7,125
Administration fees payable                                              75,000
--------------------------------------------------------------------------------

Total Liabilities                                                    14,663,257
--------------------------------------------------------------------------------

Net Assets                                                         $263,481,852
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $212,623,986
  Net unrealized appreciation on investments                         50,857,866
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $263,481,852
--------------------------------------------------------------------------------





The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

                                                                                       % of                   First
                                            First                                    Members'   % Ownership  Available
                                         Acquisition                       Fair      Equity -  of Investment Redemption
Investment Funds                            Date            Cost*         Value*    Net Assets     Funds       Date **  Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004     $ 8,500,000    $ 8,446,943     3.21%       10.44%      N/A     Quarterly
Foundation Partners, L.P.                  7/1/2002       8,000,000      9,192,945     3.49%        8.34%      N/A     Quarterly
SAB Capital Partners, L.P.                 4/1/2001       5,000,000      7,080,525     2.69%        0.97%      N/A     Annually
Scopia PX, LLC                             9/1/2005       3,000,000      2,958,600     1.12%        3.96%      11/1/05 Quarterly
Spring Point Institutional Partners, L.P.  1/1/2004      17,000,000     17,836,681     6.77%        6.07%      N/A     Quarterly
Swiftcurrent Partners, L.P.                10/1/2000      3,550,000      6,011,585     2.28%        1.17%      N/A     Annually
Tonga Partners, L.P.                       10/1/2000      4,060,553      9,758,750     3.70%        3.02%      N/A     Semi-annually
                                                        ------------------------------------
      Strategy Total                                     49,110,553     61,286,029    23.26%
                                                        ------------------------------------
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.               10/1/2002      8,748,954     12,159,219     4.61%        8.56%      N/A     Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003       3,500,000      4,114,532     1.56%        2.45%      N/A     Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004       6,000,000      6,880,894     2.61%        0.72%      N/A     Quarterly
Indus Event Driven Fund, L.P.              6/1/2005       9,000,000      9,047,670     3.43%        1.19%      N/A     Quarterly
Indus Japan Fund, L.P.                     3/1/2004       6,000,000      8,030,143     3.05%        0.75%      N/A     Quarterly
Phinity Capital, L.P.                      10/1/2004     14,200,000     16,022,197     6.08%       13.35%      N/A     Quarterly
Quaker Capital Partners I, L.P.            1/1/2001       6,000,000     12,002,437     4.56%        3.04%      N/A     Annually
Seminole Capital Partners, L.P.            9/1/2005       3,000,000      3,092,391     1.17%        0.70%      11/1/05 Semi-annually
                                                        ------------------------------------
     Strategy Total                                      56,448,954     71,349,483    27.07%
                                                        ------------------------------------
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.            11/1/2003      7,000,000      7,774,488     2.95%        5.75%      N/A     Semi-annually
Coatue Qualified Partners, L.P.            1/1/2002       6,000,000      8,718,440     3.31%        3.70%      N/A     Quarterly
Durus Life Sciences Fund, LLC              1/1/2001         586,983        700,811     0.27%        2.05%      N/A     (1)
Endicott Partners II, L.P.                 1/1/2003       6,500,000      7,445,802     2.83%        4.28%      N/A     Semi-annually
Heirloom Qualified Partners, L.P.          4/1/2004      10,000,000     10,641,271     4.04%        7.00%      N/A     Quarterly
Longbow Partners, L.P.                     5/1/2004      10,200,000     11,967,615     4.54%        5.60%      N/A     Quarterly
Vardon Partners II, L.P.                   10/1/2002      9,000,000     10,622,784     4.03%        9.89%      N/A     Quarterly
                                                        ------------------------------------
     Strategy Total                                      49,286,983     57,871,211    21.97%
                                                        ------------------------------------
Arbitrage/Distressed Funds
--------------------------
Aviator Partners, L.P.                     8/1/2004       1,500,000      1,063,845     0.40%        7.75%      N/A     Quarterly
Canyon Value Realization Fund, L.P.        7/1/2003       9,400,000     12,105,164     4.59%        0.71%      N/A     Annually
Castlerigg Partners, L.P.                  4/1/2004      15,000,000     16,652,257     6.32%        3.05%      N/A     Quarterly
Farallon Capital Partners, L.P.            11/1/2004     10,000,000     11,482,536     4.36%        0.07%      11/1/05 Annually
JMG Capital Partners, L.P.                 10/1/2000      6,750,000     10,782,072     4.09%        1.25%      N/A     Quarterly
K Capital  II, L.P.                        1/1/2001       8,000,000      8,613,652     3.27%        2.15%      N/A     Quarterly
Satellite Fund II, L.P.                    10/1/2000      1,230,040      2,669,456     1.01%        0.20%      N/A     Annually
Stark Investments Limited Partnership      10/1/2000      6,250,000      9,958,690     3.78%        0.48%      N/A     Annually
                                                        ------------------------------------
     Strategy Total                                      58,130,040     73,327,673    27.83%

Total Investments in Investment Funds                  $212,976,530    263,834,396   100.13%
                                                       ============
Other Assets, Less Liabilities                                            (352,544)   -0.13%
                                                                       ---------------------
Members' Equity - Net Assets                                          $263,481,852   100.00%
                                                                      ======================


*   See definition in Note 2a.     N/A Initial lock-up period has either expired
**  From original investment date.     prior to September 30, 2005 or Investment
*** Available frequency of             Fund did not have an initial lock-up
    redemptions after initial          period. However specific redemption
    lock-up period.                    restrictions may apply.
                                   (1) The Investment Fund is currently in
                                       liquidation and has eliminated partner
                                       withdrawal rights.

   The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2005 to September 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $  183,427
--------------------------------------------------------------------------------

Total Investment Income                                                 183,427
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        1,930,264
Professional fees                                                        55,935
Administration fees                                                     101,829
Board of Managers' fees and expenses                                     26,250
Bank note facility and interest expenses                                 38,583
Other                                                                    95,451
--------------------------------------------------------------------------------

Total Operating Expenses                                              2,248,312
--------------------------------------------------------------------------------

Net Investment Loss                                                 (2,064,885)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED (LOSS)/GAIN FROM
INVESTMENTS

Net Realized loss from investments in Investment Funds                (773,597)
Change in net unrealized appreciation on
         investments in Investment Funds                             13,304,711
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                    12,531,114
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                 DERIVED FROM OPERATIONS                            $10,466,229
--------------------------------------------------------------------------------












   The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)



                                                Period from
                                              April 1, 2005 -        Year ended
                                               September 30,          March 31,
                                                  2005                   2005
--------------------------------------------------------------------------------

OPERATIONS

Net investment Loss                             $(2,064,885)        $(3,854,227)
Net realized (loss) gain from investments          (773,597)          4,381,777
Change in net unrealized appreciation             13,304,711         10,736,054
         on investments
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
         Derived from Operations                  10,466,229         11,263,604
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                           $30,750,906        $76,831,709
Members' Interests repurchased                   (18,679,067)       (21,115,712)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
         Derived From Capital Transactions        12,071,839         55,715,997

--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets      22,538,068         66,979,601

MEMBERS' EQUITY - NET ASSETS
         AT BEGINNING OF PERIOD                  240,943,784        173,964,183
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
         AT END OF PERIOD                       $263,481,852       $240,943,784
--------------------------------------------------------------------------------







   The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2005 to September 30, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $10,466,229
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash  used in
   operating activities:
      Change in net unrealized appreciation on investments          (13,304,711)
      Net realized loss from investments                                773,597
      Purchases of Investment Funds                                 (40,500,000)
      Proceeds from sales of Investment Funds                        18,996,363
      Decrease in receivables from Investment Funds                     295,271
      Decrease in other assets                                           37,192
      Increase in due to Adviser                                         71,063
      Increase in bank note fee and interest payable                     24,000
      Increase in repurchase of Members' Interests payable              318,114
      Decrease in professional fees payable                             (51,510)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (22,874,392)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                 22,130,806
Payments for Members' Interests repurchased                         (18,679,067)
Borrowings on bank note payable                                       3,400,000
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                             6,851,739
--------------------------------------------------------------------------------

Net decrease  in cash and cash equivalents                          (16,022,653)
Cash and cash equivalents at beginning of period                     19,385,028
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                          $ 3,362,375
--------------------------------------------------------------------------------





   The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Member ("Member") subscriptions for Interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from members pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase interests from members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC, valued at $700,811 and representing 0.27% of members' equity - net assets as of September 30, 2005, was fair valued in good faith by the Adviser at a value different than the value supplied by this Investment Fund's manager. This Investment Fund is in liquidation at September 30, 2005, and therefore, the Adviser determined the fair value of the Company's investment based on information provided to the Adviser. Due to this Investment Fund being in liquidation, there are no ongoing redemption rights available to partners.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Such Investment Fund's fair value does not reflect any potential contingent liabilities associated with either the liquidation of the Investment Fund or, if any, pending litigation against it.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company on Schedule K-1 by the Investment Funds for the year ended December 31, 2004. Based on Investment Funds owned at December 31, 2004, the cost of investments for Federal income tax purposes was $218,268,261. This consisted of aggregate gross unrealized appreciation of $19,426,188 and aggregate gross unrealized depreciation of $1,290,001.

d. Other

Cash and cash equivalents consist of monies maintained in a U.S. Trust Company, N.A. custody account, which earn interest at money market rates. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2005, the employees and affiliates of the Adviser have a combined interest of approximately 12.11% of the Company's members' equity - net assets.

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period from April 1, 2005 to September 30, 2005, the management fee was $1,930,264, of which $961,325 was payable as of September 30, 2005.

The Company earned $183,427 of interest income on cash balances maintained at U.S. Trust Company, N.A., an affiliate of the Company. At September 30, 2005, the Company had a cash balance of $3,362,375 held by this affiliate.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each member of the Board (a "Manager"), who is not an "interested person" of the Company as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any retainer or other fee from the Company. The Company incurred $26,250 of retainer and per meeting fees for the period from April 1, 2005 to September 30, 2005, of which $7,125 is payable as of September 30, 2005. Also all Managers who are not "interested persons" of the Company are reimbursed by the Company for all reasonable out-of-pocket expenses.

The Company incurred $4,000 in fees for the period from April 1, 2005 to September 30, 2005 related to custodian services provided by U.S. Trust Company, N.A.

The Company has retained J.D. Clark & Co. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Company's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the period from April 1, 2005 to September 30, 2005, the Company incurred $101,829 in expenses related to such administrative services, of which $75,000 was payable as of September 30, 2005.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2005, the Company had investments in thirty Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases and proceeds from sales of interests in Investment Funds for the period from April 1, 2005 to September 30, 2005 amounted to $30,000,000 and $18,996,363, respectively.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


              For the
            period from
              April 1,      For the      For the      For the       For the
              2005 to      year ended   year ended   year ended    year ended
             September      March 31,    March 31,    March 31,     March 31,
              30,2005         2005         2004         2003          2002
--------------------------------------------------------------------------------
Net assets,
  end of
  period     $263,481,852  $240,943,784 $173,964,183 $135,036,517  $75,655,074

Ratio of net   (0.79%)       (1.77%)      (1.82%)      (1.88%)       (2.15%)
  investment
  loss to
  average
  members'
  equity  -
  net assets
  (a), (b)

Ratio of        0.87%         1.81%         1.87%        1.92%         2.16%
  expenses to
  average
  members' net
  assets
  (a), (b)

Portfolio
turnover        7.61%        15.61%        22.70%       14.31%           -


Total return
  (c)           4.11%         4.83%        13.68%       (1.98%)        6.98%




(a) Average members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(b) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.
(c) Total return assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2005
--------------------------------------------------------------------------------

7. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit note facility with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion. On September 29, 2005 the Company borrowed $3,400,000 which is reflected as Bank note payable on the Statement of Assets, Liabilities, and Members' Equity- Net Assets. For the period May 2, 2005 to September 30, 2005, the Company's interest expense and facility fee associated with the bank note was $38,583, of which $24,000 was payable as of September 30, 2005.

8. Subsequent Events

As of September 30, 2005, the Company received subscriptions for Interests from Members in the amount of $8,820,000, which is reflected as members interests received in advance on the Statement of Assets, Liabilities and Members' Equity
- Net Assets. These subscriptions became Interests in the Company effective October 1, 2005. The Company also invested $10,500,000 in one new Investment Fund as of October 1, 2005.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                           ADVISORY AGREEMENT APPROVAL

           The Investment Advisory Agreement (the "Advisory Agreement") between the Company and the Adviser had an initial term of two years. The agreement provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on September 8, 2005. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.
           In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company. The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fee payable to the Adviser pursuant to the Advisory Agreement properly reflects these economies of scale for the benefit of investors.
           In considering the nature, extent and quality of services that the Adviser provides, the Board reviewed presentations from Company management relating to the structure and capabilities of the Adviser, including information concerning the qualifications of key personnel, and technology and operational support, which support the services provided to the Company. The Board concluded that the Company benefits from the services provided by the Adviser and, in this regard, took note of the research and portfolio management capabilities of the Adviser, as well as the Adviser's extensive administrative, accounting and compliance infrastructure. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by the Adviser. They concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement and that these services were of high quality.
           The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser. The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.
           The profitability realized by the Adviser was also considered. The Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that the Adviser receives no significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, the Board determined that the Adviser's profitability from its relationship with the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered, and also determined that, given the overall performance of the Company and superior service levels, the current profitability to the Adviser was not excessive.
           The Board also evaluated the fee paid for advisory services, relying on information concerning the fees and expenses of the Company, which was contained in the materials provided to the Board. The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser and the expenses of the Company are well within the range of those of similar funds. The Independent Managers concluded that the fee payable to the Adviser is reasonable in light of comparative performance and expense and advisory fee information and cost of the services provided.
           With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the Company has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser.
           Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that: (i) it is appropriate that the Adviser continue to provide investment advisory services to the Company; (ii) the advisory fee paid by the Company for these services is fair and reasonable; and
(iii) it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the semi-annual report to Members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports.


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
--------------------------------------------------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY
HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which Members may recommend nominees to the Registrant's Board of Managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable.

(b) Not applicable.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Timothy J. Leach
                        -------------------------
                        Timothy J. Leach, Principal Executive Officer Date December 9, 2005
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Robert F. Aufenanger
                        -------------------------
                        Robert F. Aufenanger, Principal Financial Officer Date December 9, 2005
     -----------------